SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other payable
In-kind contributions	$ 714,359	$ 476,292	$ 463,511
Total	(16,786,191)	(21,929,605)	(38,790,094)
Joint ventures
Trade and other payable
Sales of goods and services	9,404,716	6,139,155	4,913,254
Purchases of goods and services	23,395,323	21,634,936	17,542,637
Equity contributions	3,033,582	250,000	517,736
Net loans granted / (cancelled)			(6,964,101)
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	3,376,292	5,333,469	3,940,185
Loans granted	664,398		599,984
Interest gain	9,782	44,619	20,106
Shareholders and other related parties
Trade and other payable
Sales of goods and services	572,110	1,871,613	640,095
Purchases of goods and services	3,092,506	1,881,013	1,433,127
Interest gain	714,359	476,292	463,511
In-kind contributions	(1,219,776)	(1,861,774)	(1,386,288)
Parents companies and related parties to Parents
Trade and other payable
Interest gain/(lost)	$ (101,241)
Parent company
Trade and other payable
Purchases of goods and services		$ 92	120,095
Equity contributions			$ (14,558,347)